Leases - Summary of Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
Through December 31, 2022	$ 555
2023	851		$ 830
2024	872		851
2025	894		872
2026	916		894
2027	939		917
Thereafter	2,033		2,972
Total operating lease payments	7,060		$ 7,336
Less: imputed interest	(1,846)
Present value of total operating lease liabilities	$ 5,214	$ 5,400